Corporate and Administrative Expenses	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Corporate and Administrative Expenses [Text Block]
13.	Corporate and Administrative Expenses

Corporate and administrative expenses for the years ended August 31, 2018, 2017 and 2016 consist of the following:

	August 31,	August 31,	August 31,
	2018	2017	2016

Salaries and benefits (1)	$1,387,249	$1,509,865	$1,607,078
Directors’ fees	78,850	83,404	86,321
Consulting and professional fees	398,244	368,610	546,675
Office, insurance and other expenses	286,460	336,744	381,710
Occupancy	317,305	310,842	303,096
Shareholders’ communications and filing fees	159,060	150,607	176,624
Travel and related costs	97,591	117,720	119,914

	$2,724,759	$2,877,792	$3,221,418

(1)

These figures do not include share based compensation. Employees’ salaries, benefits including share based compensation expensed for the year ended August 31, 2018 totaled $1,463,258 (2017 - $1,694,241, 2016 – $1,830,114).